Grants of Options	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Grants of Options

Grants of Options

The Compensation Committee did not award stock options to the Company’s officers in 2024. In determining not to make such grant, the Compensation Committee considered the various factors noted above with respect to option grants generally.

The Committee does not have a policy or practice on when to grant option awards. The Committee does not have a policy or practice of taking into account material nonpublic information when determining the timing and terms of option awards, however if a public announcement of material information is anticipated, the grant date of such options may be deferred at the discretion of the Committee, until after the release of such information. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing, How MNPI Considered [Text Block]	The Committee does not have a policy or practice on when to grant option awards. The Committee does not have a policy or practice of taking into account material nonpublic information when determining the timing and terms of option awards, however if a public announcement of material information is anticipated, the grant date of such options may be deferred at the discretion of the Committee, until after the release of such information.
Award Timing MNPI Considered [Flag]	true
MNPI Disclosure Timed for Compensation Value [Flag]	false